Financial Instruments (Narrative) (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($) Customers	Mar. 31, 2024 USD ($) Customers	Jul. 07, 2022
Lion Truck Body Incorporated [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate per annum			3.75%
Credit risk [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses	$ 1,263,899	$ 1,319,873
Credit risk [Member] | Two Customers [Member]
Disclosure of detailed information about financial instruments [line items]
Number of customers | Customers		2
Percentage of the entity's accounts receivable		30.00%
Credit risk [Member] | Three Customers [Member]
Disclosure of detailed information about financial instruments [line items]
Number of customers | Customers	3
Percentage of the entity's accounts receivable	47.00%
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Operating line of credit	$ 8,000,000
Market risk [Member]
Disclosure of detailed information about financial instruments [line items]
Comprehensive loss due to change in exchange rate	$ 321,105
Closing foreign exchange rate	0.7306	0.738
Percentage of change in exchange rate	10.00%